Non-current and current financial debts - Additional information (Details) € in Millions										3 Months Ended		12 Months Ended
	Oct. 01, 2024 USD ($)	Oct. 27, 2023 USD ($)	Feb. 14, 2023 borrowing_facility	Dec. 20, 2022 USD ($)	Dec. 06, 2022 USD ($)	Nov. 21, 2022 USD ($)	May 31, 2022 USD ($)	May 31, 2022 EUR (€)	May 27, 2020 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) borrowing_facility	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€) borrowing_facility	Oct. 26, 2023 USD ($)	Sep. 14, 2022 USD ($)	May 31, 2022 EUR (€)	May 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense												$ 165,000,000	$ 162,000,000	$ 110,000,000
Borrowings												4,643,000,000	4,739,000,000
Write off of unamortized deferred financing costs										$ 4,000,000
Repayment of borrowings												47,000,000	34,000,000	$ 2,267,000,000
Non-current financial debts												4,538,000,000	4,676,000,000
Current financial debts												$ 105,000,000	63,000,000
Cumulative Effect, Period of Adoption, Adjustment
Disclosure of detailed information about borrowings [line items]
Non-current financial debts													82,000,000
Current financial debts													(82,000,000)
Aerie Pharmaceuticals, Inc.
Disclosure of detailed information about borrowings [line items]
Net proceeds used for acquisition						$ 771,000,000
Borrowings recognised as of acquisition date						316,200,000							316,000,000
Series 2028 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)							2.375%					2.375%			2.375%			2.375%
Borrowings							$ 537,000,000					$ 521,000,000			€ 500			€ 500
Borrowings, issuance (as a percent)							99.476%											99.476%
Borrowing costs incurred							$ 3,000,000
Write off of unamortized deferred financing costs											$ 1,000,000
Non-current financial debts												$ 517,000,000	549,000,000
Series 2028 Notes | Borrowings discount
Disclosure of detailed information about borrowings [line items]
Borrowings							(3,000,000)
Facility C Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings							376,000,000	€ 350
Facility B Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings																			$ 800,000,000
Repayments of non-current borrowings					$ 640,000,000		$ 160,000,000
Repayment of borrowings					640,000,000
Bridge Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings						775,000,000
Borrowing costs incurred						$ 4,000,000
Repayments of non-current borrowings					775,000,000
Maximum borrowing capacity																	$ 900,000,000
Repayment of borrowings					$ 775,000,000
Series 2032 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)					5.375%							5.375%			5.375%
Borrowings					$ 700,000,000
Borrowings, issuance (as a percent)					99.458%
Borrowing costs incurred					$ 4,000,000
Non-current financial debts												$ 694,000,000	693,000,000
Series 2032 Notes | Borrowings discount
Disclosure of detailed information about borrowings [line items]
Borrowings					$ (4,000,000)
Series 2052 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)					5.75%							5.75%			5.75%
Borrowings					$ 600,000,000
Borrowings, issuance (as a percent)					99.674%
Borrowing costs incurred					$ 7,000,000
Non-current financial debts												$ 592,000,000	592,000,000
Series 2052 Notes | Borrowings discount
Disclosure of detailed information about borrowings [line items]
Borrowings					$ (2,000,000)
Senior Notes due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)						1.50%
Repayment of borrowings	$ 200,000			$ 316,000,000
Series 2030 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)									2.60%			2.60%			2.60%
Borrowings									$ 750,000,000
Borrowings, issuance (as a percent)									99.843%
Borrowing costs incurred									$ 5,000,000
Non-current financial debts												$ 746,000,000	$ 746,000,000
Series 2030 Notes | Borrowings discount
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 1,000,000
Unsecured Committed Multicurrency Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 1,320,000,000														$ 1,000,000,000
Borrowings, term (in years)		5 years
Local bilateral facilities, Japan
Disclosure of detailed information about borrowings [line items]
Borrowings, term (in years)			2 years
Number of facilities matured | borrowing_facility			3
Number of facilities entered | borrowing_facility			3
Undrawn borrowing facilities												$ 118,000,000
Number of facilities | borrowing_facility												3			3
Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)												3.50%	3.50%		3.50%